Contractual Obligations, Commitments and Contingencies - Schedule of Status on Contractual Obligations (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Contractual Obligations [Line Items]
Bareboat agreement obligation amount	$ 460.2	$ 533.9	$ 518.3
Global Seismic Shipping AS [Member]
Disclosure Of Contractual Obligations [Line Items]
Bareboat agreement obligation amount	397.0
Cold stacked seismic vessels [member]
Disclosure Of Contractual Obligations [Line Items]
Bareboat agreement obligation amount	13.8
Vessels Operated [Member]
Disclosure Of Contractual Obligations [Line Items]
Bareboat agreement obligation amount	$ 49.4